UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 3.8%
309,800	Lockheed Martin Corp.(b)	$16,416,302
290,200	Northrop Grumman Corp.(b)	15,264,520

		31,680,822
Biotechnology 1.2%
417,000	MedImmune, Inc.(a)	9,607,680

Capital Markets 5.7%
238,100	Lehman Brothers Holdings, Inc.	16,690,810
274,400	Mellon Financial Corp.	7,540,512
225,000	Merrill Lynch & Co., Inc.	11,187,000
400,200	The Bank of New York Co., Inc.	11,497,746

		46,916,068

Chemicals 1.2%
760,000	IMC Global, Inc.(b)	10,374,000

Commercial Banks 2.4%
232,859	Bank of America Corp.	19,795,344

Commercial Services & Supplies 2.7%
423,700	Cendant Corp.(b)	9,694,256
452,700	Waste Management, Inc.	12,738,978

		22,433,234

Communications Equipment 2.1%
531,900	Avaya, Inc.(a)(b)	7,792,335
2,537,100	Nortel Networks Corp. (Canada)(a)(b)	9,285,786

		17,078,121

Computers & Peripherals 0.8%
340,321	Hewlett-Packard Co.(b)	6,857,468

Consumer Finance 0.7%
123,000	American Express Co.	6,180,750

Diversified Financial Services 6.4%
681,000	Citigroup, Inc.	30,025,290
375,600	J. P. Morgan Chase & Co.	14,021,148
271,400	Principal Financial Group, Inc.	9,224,886

		53,271,324

Diversified Telecommunication Services 4.3%
172,100	ALLTEL Corp.	8,949,200
715,200	SBC Communications, Inc.	18,123,168
218,500	Verizon Communications, Inc.	8,420,990

		35,493,358

Jennison Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Electric Utilities 5.1%
261,200	Exelon Corp.	$9,115,880
326,000	FirstEnergy Corp.	12,746,600
234,800	PG&E Corp.(a)(b)	6,701,192
338,300	TXU Corp.	13,416,978

		41,980,650

Electronic Equipment & Instruments 0.9%
318,300	Agilent Technologies, Inc.(a)	7,578,723

Energy Equipment & Services 6.0%
309,100	ENSCO International, Inc.(b)	9,307,001
489,300	GlobalSantaFe Corp.	13,406,820
610,400	Halliburton Co.(b)	19,380,200
118,200	Schlumberger Ltd. (Netherlands)	7,602,624

		49,696,645

Food & Staples Retailing 2.5%
278,800	Safeway, Inc.(a)(b)	5,891,044
931,500	The Kroger Co.(a)	14,717,700

		20,608,744

Health Care Providers & Services 4.9%
192,300	CIGNA Corp.	11,924,523
222,900	Express Scripts, Inc.(a)(b)	14,622,240
216,270	Medco Health Solutions, Inc.(a)	6,552,981
78,900	WellPoint Health Networks, Inc.(a)	7,976,790

		41,076,534

Hotels Restaurants & Leisure 2.1%
249,900	Brinker International, Inc.(a)(b)	8,948,919
299,300	McDonald’s Corp.	8,230,750

		17,179,669

Household Products 1.5%
191,600	Kimberly-Clark Corp.	12,275,812

Industrial Conglomerates 2.1%
564,800	Tyco International Ltd.(b)	17,508,800

Insurance 8.1%
196,200	Allstate Corp.(b)	9,237,096
534,900	Genworth Financial, Inc. (Class A)(a)(b)	12,163,626
212,700	Loews Corp.	12,045,201
376,973	The St. Paul Travelers Cos., Inc.	13,974,389
282,800	XL Capital Ltd. (Class A)	19,988,304

		67,408,616

Media 3.2%
269,945	News Corp. Ltd., ADR (Australia)(b)	8,576,152
623,199	The DIRECTV Group, Inc.(a)	10,102,056

Jennison Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
236,400	Viacom, Inc. (Class B)	$7,940,676

		26,618,884

Metals & Mining 1.1%
115,100	Phelps Dodge Corp.	8,970,894

Multi-Utilities 2.6%
180,300	Dominion Resources, Inc.	11,441,838
283,300	Sempra Energy	10,127,975

		21,569,813

Office Electronics 2.3%
1,362,800	Xerox Corp.(a)(b)	18,888,408

Oil & Gas 11.3%
134,400	Eni S.p.A., ADR (Italy)	13,805,568
305,800	Exxon Mobil Corp.	14,158,540
156,800	Kerr-McGee Corp.(b)	8,232,000
357,200	Nexen, Inc. (Canada)	13,745,056
317,100	Occidental Petroleum Corp.	15,623,517
522,200	Suncor Energy, Inc. (Canada)	15,133,356
137,900	Total S.A., ADR (France)(b)	13,424,565

		94,122,602

Paper & Forest Products 3.2%
331,400	Georgia-Pacific Corp.(b)	11,135,040
354,200	International Paper Co.	15,312,066

		26,447,106

Pharmaceuticals 2.4%
307,600	Novartis A.G., ADR (Switzerland)(b)	13,737,416
184,419	Wyeth(b)	6,528,433

		20,265,849

Semiconductor & Semiconductor Equipment 0.9%
6,437,500	Agere Systems, Inc. (Class B)(a)	7,274,375

Software 1.6%
379,600	Mentor Graphics Corp.(a)(b)	4,479,280
316,800	Microsoft Corp.	9,016,128

		13,495,408
Specialty Retail 3.3%
273,100	Boise Cascade Corp.	8,807,475
489,500	Limited Brands(b)	10,005,380
533,700	Toys ‘R’ Us, Inc.(a)(b)	8,784,702

		27,597,557

Tobacco 2.0%
352,200	Altria Group, Inc.(b)	16,764,720

Jennison Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Wireless Telecommunication Services 0.7%
393,100	AT&T Wireless Services, Inc.(a)	$5,676,364

	Total long-term investments (cost $708,165,577)	822,694,342

SHORT-TERM INVESTMENTS 20.1%

Mutual Fund 20.1%
167,065,907	Dryden Core Investment Fund-Taxable Money Market Series(c) (cost $167,065,907)	167,065,907

	Total Investments 119.2% (cost $875,231,484)(d)	989,760,249
	Liabilities in excess of other assets (including cash collateral for securities on loan of $155,916,571) ( 19.2%)	(159,755,628)

	Net Assets 100%	$830,004,621

ADR – American Depositary Receipt.

(a)	Non-income producing security.
(b)	Portion of securities on loan with an aggregate market value of $145,928,449; cash collateral $155,916,571 (included with liabilities) was received with which the portfolio purchased securities.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2004 were as follows :

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$878,210,133	$136,492,295	$24,942,179	$111,550,116

The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Foreign Currency Translation: The market value of investment securities, other assets and liabilities—are translated at the current rates of exchange;

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)*	/s/ William V. Healey
William V. Healey Chief Legal Officer

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.